Leases (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Sep. 30, 2019	Sep. 30, 2018
Leases [Line Items]
Operating lease liabilities	$ 1,682,250	$ 1,274,106
Fixed lease term	1 year
Short term lease expense	$ 13,795	$ 13,979
Financing leases				$ 48,500	$ 48,500
Discount rate	7.40%
Lease Liability	$ 7,524,062		$ 8,337,978
Estimated purchase option	$ 1,490,000
Topsheen Shipping Group Limited [Member]
Leases [Line Items]
Discount rate	7.80%
Lease Liability	$ 8,054,394		$ 8,866,762
Estimated purchase option	$ 1,490,000